Bank loans	12 Months Ended
Dec. 31, 2017
Disclosure Of Bank Loans [Abstract]
Disclosure of loans and advances to banks [text block]
13.	Bank loans

The movement of bank loans for the years 2017, 2016 and 2015 is presented below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	55,000	285,302	40,000

New loans	341,215	200,500	344,503
Disbursements	(300,000)	(442,957)	(90,000)
Exchange difference	-	12,155	(9,201)

Final balance	96,215	55,000	285,302

As of December 31, 2017 and 2016, bank loans were obtained for working capital purposes, have current maturity and accrue interest at market annual rates ranging from 1.15% to 6.85% as of December 31, 2017 (1.92% to 4.14% as of December 31, 2016).